Loan Servicing (Principal Balances Of Mortgage Loans At Year-End) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loan Servicing [Abstract]
Mortgage loans serviced for Freddie Mac	$ 1,875	$ 2,649